Prior Year Adjustment (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Prior Period Adjustments

Prior year adjustments have been passed and the impact of such adjustments summarized below:

	For the six months ended June 30, 2019
	As previously stated	Prior year adjustment	As restated
Cost of Revenue	$77,987	121,961	199,948
General and administrative expenses	$542,177	(121,961)	420,216